Acquisitions (Details 5) - USD ($)	Nov. 30, 2017	Feb. 28, 2017
Acquisitions Details 5
Total Net Liabilities Assumed	$ 122,705	$ 122,705
Common Stock	731,250	731,250
Total Compensation Expense and Purchase Price	$ 853,955	$ 853,955